Legal Proceedings (Details) £ in Thousands, $ in Thousands, ₩ in Millions			1 Months Ended					12 Months Ended
	Oct. 09, 2024 USD ($) plaintiff	Jun. 01, 2021 case	Jan. 31, 2026 classAction	Feb. 28, 2023 GBP (£)	Feb. 28, 2023 KRW (₩)	Aug. 31, 2020 employee	Oct. 31, 2012 agreement	Dec. 31, 2025 GBP (£) case classAction	Nov. 13, 2025 patent	Jul. 04, 2025 patent	Jul. 03, 2025 patent	Jan. 02, 2025 patent	Dec. 31, 2024 GBP (£)	Oct. 12, 2024 patent	Aug. 30, 2024 patent	Aug. 14, 2024 patent	Apr. 25, 2024 patent	Aug. 02, 2023 patent	Dec. 31, 2022 case	Jun. 07, 2022 patent	Aug. 05, 2021 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of other provisions [line items]
Provision for legal and other disputes | £								£ 210,000					£ 1,446,000
GSK Korea
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Loss contingency, damages sought, value				£ 45	₩ 70
Minimum | GSK Korea
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Number of employees interfered with tender process | employee						1
Coreq
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Damages awarded to GSK | $																					$ 235,510	$ 235,510
mRNA | Comirnaty | Conclusion of major litigation
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Number of patents allegedly invalidly infringed												5
mRNA | Delaware
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Number of patents allegedly infringed										1				7	8	3	5
mRNA | Delaware | Spikevax
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Number of patents allegedly infringed											1			7
mRNA | Delaware | mRESVIA
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Number of patents allegedly infringed														6
mRNA | Spain | Spikevax
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Number of patents allegedly infringed									2
mRNA | US | Class action filed
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Number of actions filed | classAction			2
RSV [Member]
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Number of patents revocation requested																				3
Number of patents																		4
Avandia
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Number of class actions pending | classAction								2
Legacy Talc Products in the US
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Number of product liability cases | case								830
Zantac | US
Disclosure of other provisions [line items]
Number of class actions pending | case								13
Percentage of plaintiffs, agreement reached	93.00%
Loss contingency number of plaintiffs | plaintiff	80,000
Number of product liability cases, dismissed | case																			14,000
Zantac | Ontario and Quebec
Disclosure of other provisions [line items]
Number of class actions pending | classAction								120
Zantac | Canada
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Number of class actions pending | classAction								2
Zantac Qui Tam | US
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Loss contingency, damages awarded, value | $	$ 70,000
Zofran
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Number of product liability cases | case		431						400
Zofran | Canada
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Number of class actions pending | classAction								4
Number of state court cases | case								1
Zejula Royalty Dispute
Disclosure of other provisions [line items]
Number of worldwide patent license agreements | agreement							2